Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2023
General [Abstract]
Introduction
A.	Introduction

Maris-Tech Ltd. (the “Company”) was incorporated in 2008 in Israel. The Company develops, designs and manufactures high-end digital video and audio products and solutions for the professional as well as the civilian and home security markets, which can be sold off the shelf or fully customized to meet customers’ requirements.

On February 4, 2022, the Company closed an initial public offering (“IPO”). In connection with the IPO, the Company issued and sold 4,244,048 ordinary shares, no par value per share (“Ordinary Shares”), and warrants (the “Warrants”), to purchase up to 4,244,048 Ordinary Shares (after giving effect to the partial exercise of the underwriter’s over-allotment option and the exercise of pre-funded warrants sold in the IPO). The Ordinary Shares and the Warrants were approved for listing on the Nasdaq Capital Market (“Nasdaq”) and commenced trading under the symbol “MTEK” and “MTEKW”, respectively, on February 2, 2022.

The Company operates in Israel and sells to customers in other countries, including the United States, Australia, United Kingdom and Switzerland.

Basis of Presentation
B.	Basis of Presentation

The accompanying unaudited condensed financial statements and related disclosures have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Certain information and disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted. Accordingly, these condensed interim financial statements should be read in conjunction with the Company’s audited financial statements and related notes for the year ended December 31, 2022. The condensed balance sheet as of December 31, 2022 is derived from the audited financial statements at that date, but does not include all of the disclosures required by GAAP.

In the opinion of management, all adjustments considered necessary for a fair statement, consisting of normal recurring adjustments, have been included. Operating results for the six months ended June 30, 2023 are not necessarily indicative of the results that may be expected for the year ending December 31, 2023.

Use of Estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the assets, liabilities, revenue, costs and expenses that are reported in the condensed interim financial statements and accompanying disclosures. These estimates are based on management’s best knowledge of current events, historical experience, actions that the Company may undertake in the future and on various other assumptions that are believed to be reasonable under the circumstances. As a result, actual results may be different from these estimates.

Significant Accounting Policies
C.	Significant Accounting Policies

Except as described in Note 1D below, these interim unaudited condensed financial statements have been prepared according to the same accounting policies as those discussed in the Company’s audited financial statements and related notes for the year ended December 31, 2022.

Recently Adopted Accounting Pronouncements
D.	Recently Adopted Accounting Pronouncements

In June 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Updates (ASU) 2016-13 “Financial Instruments—Credit Losses—Measurement of Credit Losses on Financial Instruments.” This guidance replaces the current incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance is effective for the fiscal year beginning on January 1, 2023, including interim periods within that year.  The adoption of this guidance did not have a material impact on the Company’s financial statements.

Liquidity and Capital Resources
E.	Liquidity and Capital Resources

The Company has experienced net losses and negative cash flows from operations since its inception and has relied on its ability to fund its operations primarily through proceeds from sales of Ordinary Shares and warrants of the Company, loans from banks and long-term loans from shareholders. As of June 30, 2023 and December 31, 2022, the Company had working capital of $7.9 million and $10.4 million, respectively, an accumulated deficit of $10.5 million and $8.2 million, respectively, and negative cash flow from operating activity of $2.3 million and $2.9 million for the six months ended June 30, 2023 and 2022, respectively. The Company anticipates such losses will continue until its products reach commercial profitability.

On February 4, 2022, in connection with the IPO (including the partial exercise of the over-allotment and exercise of pre-funded warrants issued and sold in the IPO), the Company issued and sold 4,244,048 Ordinary Shares and Warrants to purchase up to 4,244,048 Ordinary Shares and received aggregate gross proceeds of $17.8 million before deducting underwriting discounts and commissions and other offering expenses, or net proceeds of $15.1 million after deducting approximately $1.35 million of underwriting discounts and commissions and approximately $1.35 million of other offering costs.

Based on management’s projections of the business results for the next twelve months, management concluded that the Company has sufficient liquidity to satisfy its obligations over the next twelve months from September 29, 2023, the date of issuance of these financial statements.